BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2022
BORROWINGS
Schedule of borrowings

	As of December 31,
	2021	2022
	US$	US$
Current
Short-term borrowings:
Bank loans	3,121,226	10,768,745
Current portion of long-term borrowings	1,376,319	2,850,128
Total current borrowings	4,497,545	13,618,873
Non-Current
Long-term borrowings:
Bank loans	2,991,829	14,146,541
Total non-current borrowings	2,991,829	14,146,541
Total borrowings	7,489,374	27,765,414

Schedule of future maturities of short-term borrowings and long-term borrowings

Future principal maturities of short-term borrowings and long-term borrowings as of December 31, 2021 and 2022 were as follows:

	As of December 31,
	2021	2022
	US$	US$
2022	4,497,545	—
2023	1,858,619	13,618,873
2024	1,133,210	4,124,429
2025	—	10,022,112
	7,489,374	27,765,414